Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000212937 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000212937 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000212937 [Member] | Twilio Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000212937 [Member] | Marriott International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000212937 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000212937 [Member] | Teradyne [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000212937 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000212937 [Member] | Regal Rexnord [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000212937 [Member] | Ross Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000212937 [Member] | Targa Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000212937 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
C000212937 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%	[1]
C000212937 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%	[1]
C000212937 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.16%	[1]
C000212937 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[1]
C000212937 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%	[1]
C000212937 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[1]
C000212937 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[1]
C000212937 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[1]
C000212937 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%	[1]
C000212937 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[1]
C000212938 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000212938 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000212938 [Member] | Twilio Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000212938 [Member] | Marriott International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000212938 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000212938 [Member] | Teradyne [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000212938 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000212938 [Member] | Regal Rexnord [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000212938 [Member] | Ross Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000212938 [Member] | Targa Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000212938 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[2]
C000212938 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%	[2]
C000212938 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%	[2]
C000212938 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.16%	[2]
C000212938 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[2]
C000212938 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%	[2]
C000212938 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[2]
C000212938 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[2]
C000212938 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[2]
C000212938 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%	[2]
C000212938 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[2]
C000240404 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000240404 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000240404 [Member] | Twilio Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000240404 [Member] | Marriott International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000240404 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000240404 [Member] | Teradyne [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000240404 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000240404 [Member] | Regal Rexnord [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000240404 [Member] | Ross Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000240404 [Member] | Targa Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000240404 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[3]
C000240404 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%	[3]
C000240404 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%	[3]
C000240404 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.16%	[3]
C000240404 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[3]
C000240404 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%	[3]
C000240404 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[3]
C000240404 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[3]
C000240404 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[3]
C000240404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%	[3]
C000240404 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[3]
C000240403 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000240403 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000240403 [Member] | Twilio Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000240403 [Member] | Marriott International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000240403 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000240403 [Member] | Teradyne [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000240403 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000240403 [Member] | Regal Rexnord [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000240403 [Member] | Ross Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000240403 [Member] | Targa Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000240403 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[4]
C000240403 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%	[4]
C000240403 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%	[4]
C000240403 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.16%	[4]
C000240403 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[4]
C000240403 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%	[4]
C000240403 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[4]
C000240403 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[4]
C000240403 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[4]
C000240403 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%	[4]
C000240403 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[4]
C000212936 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000212936 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000212936 [Member] | Twilio Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000212936 [Member] | Marriott International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000212936 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000212936 [Member] | Teradyne [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000212936 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000212936 [Member] | Regal Rexnord [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000212936 [Member] | Ross Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000212936 [Member] | Targa Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000212936 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[5]
C000212936 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%	[5]
C000212936 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%	[5]
C000212936 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.16%	[5]
C000212936 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[5]
C000212936 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%	[5]
C000212936 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[5]
C000212936 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[5]
C000212936 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[5]
C000212936 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%	[5]
C000212936 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[5]
C000212968 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000212968 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000212968 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000212968 [Member] | Citigroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000212968 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000212968 [Member] | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000212968 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000212968 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212968 [Member] | McKesson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000212968 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000212968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[6]
C000212968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[6]
C000212968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[6]
C000212968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[6]
C000212968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[6]
C000212968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%	[6]
C000212968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.94%	[6]
C000212968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.79%	[6]
C000212968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%	[6]
C000212967 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000212967 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000212967 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000212967 [Member] | Citigroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000212967 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000212967 [Member] | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000212967 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000212967 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212967 [Member] | McKesson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000212967 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000212967 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[7]
C000212967 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[7]
C000212967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[7]
C000212967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[7]
C000212967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[7]
C000212967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%	[7]
C000212967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.94%	[7]
C000212967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.79%	[7]
C000212967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%	[7]
C000212969 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000212969 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000212969 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000212969 [Member] | Citigroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000212969 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000212969 [Member] | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000212969 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000212969 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212969 [Member] | McKesson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000212969 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000212969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[8]
C000212969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[8]
C000212969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[8]
C000212969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[8]
C000212969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[8]
C000212969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%	[8]
C000212969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.94%	[8]
C000212969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.79%	[8]
C000212969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%	[8]

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.